Condensed Consolidated Interim Statements of Financial Position - Galaxy Digital Holdings, LP - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 462,103	$ 316,610
Digital intangible assets (includes $1,671.3 and $1,997.4 million measured at fair value)	2,547,581	972,429
Digital financial assets	359,665	74,386
Digital assets loan receivable, net of allowance	579,530	104,504
Investments	834,812	0
Assets posted as collateral	277,147	318,195
Derivative assets	207,653	173,209
Accounts receivable (includes $4.5 and $4.2 million due from related parties)	55,279	60,929
Digital assets receivable	53,608	14,686
Loans receivable	476,620	377,105
Prepaid expenses and other assets	26,892	36,924
Total current assets	5,880,890	2,448,977
Non-current assets
Digital assets receivable	7,112	6,174
Investments (includes $669.6 and $745.5 million measured at fair value)	808,694	735,103
Digital intangible assets	20,979	41,356
Loans receivable, non-current	0	10,259
Property and equipment, net	237,038	213,348
Other non-current assets	107,105	94,806
Goodwill	58,037	44,257
Total non-current assets	1,238,965	1,145,303
Total assets	7,119,855	3,594,280
Current liabilities:
Derivative liabilities	165,858	160,642
Accounts payable and accrued liabilities (includes $111.0 and $96.9 million due to related parties)	281,531	140,376
Digital assets borrowed	1,497,609	398,277
Payable to customers — Cash		3,442
Loans payable	510,718	93,069
Collateral payable	1,399,655	581,362
Other current liabilities	13,034	40,936
Total current liabilities	3,887,925	1,418,104
Non-current liabilities
Notes payable	845,186	408,053
Other non-current liabilities	192,392	56,952
Total non-current liabilities	1,037,578	465,005
Total liabilities	4,925,503	1,883,109
Commitments and contingencies (Note 17)
Stockholder’s equity
Unit holder’s capital	2,194,352	1,711,171
Total stockholder’s equity	2,194,352	1,711,171
Total liabilities and stockholder’s equity	7,119,855	3,594,280
Carrying Value
Current liabilities:
Accounts payable and accrued liabilities (includes $111.0 and $96.9 million due to related parties)	281,531	140,376
Payable to customers — Cash	19,520	3,442
Related Party
Current assets
Accounts receivable (includes $4.5 and $4.2 million due from related parties)	4,200	1,600
Current liabilities:
Accounts payable and accrued liabilities (includes $111.0 and $96.9 million due to related parties)	$ 96,900	$ 66,900